Organization and Principal Activities (Details) - Schedule of subsidiaries and VIE	6 Months Ended
Dec. 31, 2022
Puyi Group [Member] | Wholly owned subsidiaries [Member]
Wholly owned subsidiaries
Date of incorporation/ acquired	July 2018
Place of incorporation	BVI
Percentage of effective ownership	100.00%
Principal Activities	Holding company
Puyi Holdings (Hong Kong) Limited (“Puyi HK”) [Member] | Wholly owned subsidiaries [Member]
Wholly owned subsidiaries
Date of incorporation/ acquired	July 2018
Place of incorporation	Hong Kong
Percentage of effective ownership	100.00%
Principal Activities	Holding company
Puyi Enterprises Management Consulting Co., Ltd. (“Puyi Consulting” or the Wholly Foreign-Owned Enterprise “WFOE”) [Member] | Wholly owned subsidiaries [Member]
Wholly owned subsidiaries
Date of incorporation/ acquired	August 2018
Place of incorporation	Chengdu
Percentage of effective ownership	100.00%
Principal Activities	WFOE
Puyi Dake [Member] | Wholly owned subsidiaries [Member]
Wholly owned subsidiaries
Date of incorporation/ acquired	May 2020
Place of incorporation	Chengdu
Percentage of effective ownership	100.00%
Principal Activities	Information technology
Puyi FO [Member] | Wholly owned subsidiaries [Member]
Wholly owned subsidiaries
Date of incorporation/ acquired	May 2022
Place of incorporation	Zhuhai
Percentage of effective ownership	100.00%
Principal Activities	Trust consulting
Puyi Bohui [Member] | Variable Interest Entities [Member]
Wholly owned subsidiaries
Date of incorporation/ acquired	April 2012
Place of incorporation	Chengdu
Percentage of effective ownership	100.00%
Principal Activities	Information technology
Puyi Fund [Member] | Variable Interest Entities [Member]
Wholly owned subsidiaries
Date of incorporation/ acquired	November 2010
Place of incorporation	Chengdu
Percentage of effective ownership	100.00%
Principal Activities	Fund product distribution
Puyi Zhongxiang [Member] | Variable Interest Entities [Member]
Wholly owned subsidiaries
Date of incorporation/ acquired	April 2014
Place of incorporation	Shenzhen
Percentage of effective ownership	100.00%
Principal Activities	Financial product distribution
Puyi Asset [Member] | Variable Interest Entities [Member]
Wholly owned subsidiaries
Date of incorporation/ acquired	May 2013
Place of incorporation	Shenzhen
Percentage of effective ownership	100.00%
Principal Activities	Asset management
Chongqing Fengyi [Member] | Variable Interest Entities [Member]
Wholly owned subsidiaries
Date of incorporation/ acquired	December 2016
Place of incorporation	Chongqing
Percentage of effective ownership	100.00%
Principal Activities	Corporate financing business